Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	It is our policy to ensure that we do not grant equity awards in connection with the release, or the withholding, of material non-public information, and that the grant value of all equity awards is equal to the fair market value on the date of grant.
Award Timing Method	It is our policy to ensure that we do not grant equity awards in connection with the release, or the withholding, of material non-public information, and that the grant value of all equity awards is equal to the fair market value on the date of grant.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	It is our policy to ensure that we do not grant equity awards in connection with the release, or the withholding, of material non-public information, and that the grant value of all equity awards is equal to the fair market value on the date of grant.